Other Operating Expenses - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Profit or loss [abstract]
Impairment on property, plant and equipment	¥ 0	$ 0	¥ 0	¥ 36,720
Foreign exchange loss, net	0	0	5,670	482
Loss on disposal of property, plant and equipment	0	0	59	0
Loss on Liquidation of Joint Venture	0	0	399	0
Loss on liquidation of subsidiary	0	0	5	0
Write-back of unrecoverable value-added tax	0	0	0	(11,164)
Others	120	17	5,465	900
Other operating expenses	¥ 120	$ 17	¥ 11,598	¥ 26,938